Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
With no Past-Due Balances or Less than 3 Months Past Due	R$ 12,885,506	R$ 12,966,813	R$ 11,729,920
With Balances Past Due by
3 to 6 Months	4,717,302	3,049,974	3,961,042
6 to 12 Months	6,866,628	4,798,859	5,721,762
12 to 18 Months	1,253,046	1,243,809	985,476
18 to 24 Months	659,702	607,527	523,441
More than 24 Months	541,129	509,056	504,435
Total	26,923,312	23,176,039	23,426,076
Debt Sector
Commercial and industrial	11,439,692	10,558,213	10,072,655
Real estate - Construction	470,115	456,130	826,863
Installment loans to individuals	14,996,152	12,144,238	12,497,179
Lease financing	17,353	17,458	29,379
Total	R$ 26,923,312	R$ 23,176,039	R$ 23,426,076